UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22978

Corsair Opportunity Fund

(Exact name of registrant as specified in charter)

366 Madison Avenue, 12th Floor
New York, New York 10017

(Address of principal executive offices) (Zip code)

Thomas Hess
Corsair Capital Management, L.P.
366 Madison Avenue, 12th Floor
New York, New York 10017

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 949-3000

Date of fiscal year end: Sep 30

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

CORSAIR OPPORTUNITY FUND

Semi-Annual Report
(Unaudited)

March 31, 2015

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Other Information	15

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments
March 31, 2015 (Unaudited)

Number of Shares		Value
	Common Stock - 68.14%
	Agricultural Chemicals - 0.22%
80	CF Industries Holdings, Inc.	$22,694

	Aircraft & Parts - 1.66%
1,519	Esterline Technologies Corp.*	173,804

	Airlines - 3.54%
26,938	Republic Airways Holdings, Inc.*	370,398

	Basic & Diversified Chemicals - 2.35%
4,826	Huntsman Corp.	106,992
2,226	Innophos Holdings, Inc.	125,457
153	LyondellBasell Industries NV, Class A1	13,433
		245,882
	Building Sub Contractors - 1.22%
5,870	Installed Building Products, Inc.*	127,731

	Cable & Satellite - 1.39%
228	DISH Network Corp., Class A*	15,974
925	Liberty Global PLC, Class A1*	47,610
1,648	Liberty Global PLC, Series C1*	82,087
		145,671
	Catalog & TV Based Retailers - 1.28%
4,591	Liberty Interactive Corp., Class A*	134,011

	Coal Operations - 0.48%
1,879	Westmoreland Coal Co*	50,282

	Commercial Vehicles - 0.32%
1,065	Allison Transmission Holdings, Inc.	34,016

	Communications Equipment - 2.51%
9,191	CommScope Holding Co., Inc.*	262,311

	Consumer Finance - 0.53%
139	Capital One Financial Corp.	10,956
797	Discover Financial Services	44,911
		55,867
	Containers & Packaging - 2.39%
598	Ball Corp.	42,243
197	Owens-Illinois, Inc.*	4,594
106,779	Orora Ltd.[1]	184,621

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
March 31, 2015 (Unaudited)

Number of Shares		Value
279	Rock-Tenn Co., Class A	$17,996
		249,454
	Defense Primes - 3.30%
4,510	Orbital ATK, Inc.	345,601

	Diversified Banks - 0.63%
1,275	Citigroup, Inc.	65,688

	Electrical Power Equipment - 0.75%
2,452	The Babcock & Wilcox Co.	78,685

	Electronics Components - 0.16%
2,402	Jason Industries, Inc.*	17,006

	Entertainment Content - 1.53%
2,066	CBS Corp., Class B	125,262
411	Time Warner, Inc.	34,705
		159,967
	Entertainment Facilities - 0.61%
1,321	Six Flags Entertainment Corp.	63,950

	Flow Control Equipment - 0.87%
1,450	Pentair PLC[1]	91,190

	Food & Drug Stores - 0.89%
357	CVS Health Corp.	36,846
667	Walgreens Boots Alliance, Inc.	56,482
		93,328
	Generic Pharma - 0.33%
586	Mylan NV*	34,779

	Health Care Facilities - 1.40%
6,150	Kindred Healthcare, Inc.	146,309

	Health Care Services - 0.04%
1,456	Enzo Biochem, Inc.*	4,295

	Health Care Supplies - 0.01%
368	Retractable Technologies, Inc.*	1,428

	Household Products - 1.93%
3,090	Clearwater Paper Corp.*	201,777

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
March 31, 2015 (Unaudited)

Number of Shares		Value
	Industrial Distribution & Rental - 2.07%
6,954	HD Supply Holdings, Inc.*	$216,652

	Infrastructure Construction - 0.01%
10	Fluor Corp.	572

	Instl Trust, Fiduciary & Custody - 0.45%
634	State Street Corp.	46,618

	Insurance Brokers - 2.29%
2,499	Aon PLC[1]	240,204

	Internet Based Services - 0.21%
518	Liberty Ventures*	21,761

	Internet Media - 2.90%
4,508	IAC/InterActiveCorp	304,155

	Life Insurance - 3.32%
311	MetLife, Inc.	15,721
214	Principal Financial Group, Inc.	10,993
7,441	Voya Financial, Inc.	320,782
		347,496
	Lodging - 0.48%
986	Diamond Resorts International, Inc.*	32,962
210	Marriott International, Inc., Class A	16,867
		49,829
	Marine Shipping - 2.79%
15,531	Hornbeck Offshore Services, Inc.*	292,138

	Midstream - Oil & Gas - 0.08%
174	The Williams Cos., Inc.	8,803

	Other Commercial Services - 2.96%
8,185	KAR Auction Services, Inc.	310,457

	Other Financial Services - 0.07%
806	Tricon Capital Group, Inc.[1]	7,127

	P&C Insurance - 1.66%
365	AmTrust Financial Services, Inc.	20,800
537	Berkshire Hathaway, Inc., Class B*	77,500
309	Loews Corp.	12,616

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
March 31, 2015 (Unaudited)

Number of Shares		Value
3,338	National General Holdings Corp.	$62,421
		173,337
	Power Generation - 1.94%
8,898	Calpine Corp.*	203,497

	Publishing & Broadcasting - 4.13%
12,885	News Corp.*	206,289
7,197	Sinclair Broadcast Group Inc, Class A	226,058
		432,347
	Real Estate Services - 1.76%
21,198	Countrywide PLC[1]	161,634
505	Realogy Holdings Corp.*	22,967
		184,601
	REIT - 4.26%
7,286	Rouse Properties, Inc. - REIT	138,143
5,059	Ryman Hospitality Properties, Inc. - REIT	308,144
		446,287
	Semiconductor Devices - 0.03%
397	Sigma Designs, Inc.*	3,188

	Semiconductor Mfg - 0.04%
276	Tower Semiconductor Ltd.[1]*	4,686

	Specialty Chemicals - 5.22%
492	Axalta Coating Systems Ltd.[1]*	13,589
9,228	Chemtura Corp.*	251,832
14,716	Globe Specialty Metals, Inc.	278,427
369	Valhi, Inc.	2,299
		546,147
	Telecom Carriers - 0.99%
1,760	DigitalGlobe, Inc.*	59,963
1,653	Quebecor, Inc., Class B1	44,216
		104,179
	Transit Services - 0.01%
62	Era Group, Inc.*	1,292

	Waste Management - 0.13%
238	Clean Harbors, Inc.*	13,511

	Total Common Stock - 68.14%
	(Cost $6,657,604)	7,135,008

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
March 31, 2015 (Unaudited)

Number of Shares		Value
	Mutual Funds - 0.11%
920	OFS Capital Corp.	$11,270

	Total Mutual Funds - 0.11%
	(Cost $11,177)	11,270

	Short-Term Investments - 32.62%
	Money Market Funds
3,415,818	Federated Treasury Obligations Fund - 0.01% [2]	3,415,818

	Total Short-Term Investments - 32.62%
	(Cost $3,415,818)	3,415,818

	Total Investments - 100.87%
	(Cost $10,084,599)	10,562,096
	Liabilities less other assets - (-0.87%)	(90,708)

	Total Net Assets - 100%	$10,471,388

*	Non-income producing security.

[1]	The country of incorporation is outside of the United States.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Statement of Assets and Liabilities
March 31, 2015 (Unaudited)

Assets:
Investments at fair value (cost $10,084,599)	$10,562,096
Foreign cash (cost $14)	14
Receivables:
Due from advisor	1,896
Securities sold	13,855
Dividends	12,799
Interest	29
Deferred offering costs	67,278
Other prepaid assets	1,616
Total assets	10,659,583

Liabilities:
Payables:
Securities purchased	10,095
Incentive fee	92,847
Professional fees	57,745
Fund accounting and administration	7,787
Custodian	3,390
Insurance	5,222
Registration	7,858
Trustees' fee	1,575
Accrued other expenses	1,676
Total liabilities	188,195

Net Assets	$10,471,388

Net Assets Consist of:
Capital (unlimited shares authorized, 20,000,000 shares registered, $0.001 par value)	$10,100,000
Accumulated net investment loss	(139,641)
Accumulated net realized gain	33,572
Accumulated net unrealized appreciation on investments	477,457
Net Assets	$10,471,388

Shares
Number of outstanding shares	1,010,000
Net asset and redemption price value per share	$10.37

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Statement of Operations
March 31, 2015* (Unaudited)

Investment Income:
Interest	$124
Dividends[1]	30,405
Total investment income	30,529

Expenses:
Organizational expenses (see Note 3)	166,432
Incentive fees (see Note 3)	92,847
Management fees (see Note 3)	50,428
Offering costs (see Note 3)	36,312
Legal expense	32,876
Accounting and administration expenses	31,561
Audit expense	24,869
Trustees' expense	6,575
Registration expense	7,858
Insurance expense	7,830
Custodian expense	5,918
Transfer agent expense	4,315
Printing expense	2,466
Miscellaneous	2,281
Total expenses	472,568
Less:
Reimbursement from advisor (see Note 3)	302,398

Net expenses	170,170
Net investment loss	(139,641)

Net realized gain and unrealized appreciation of investments:
Net realized gain on investments	32,048
Net realized gain on foreign currency transactions	1,524
Net unrealized appreciation on investments	477,497
Net unrealized appreciation on foreign currency translations	(40)
Net realized gain and unrealized appreciation of investments	511,029

Change in Net Assets Resulting from Operations	$371,388

*	The Fund’s inception date was December 1, 2014. Prior to December 1, 2014, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

[1]	Net of foreign taxes withheld of $869.

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Statement of Changes in Net Assets

Period Ended March 31, 2015* (Unaudited)
Change in Net Assets From:
Operations:
Net investment loss	$(139,641)
Net realized gain on investments and foreign currency transactions	33,572
Net unrealized appreciation on investments and foreign currency translations	477,457
Net increase in net assets resulting from operations	371,388

Capital Share Transactions:
Shares sold	10,100,000
Net increase from capital share transactions	10,100,000
Net change in net assets	$10,471,388

Net Assets:
Beginning of period	—
End of period	$10,471,388

Accumulated net investment loss	$(139,641)

Transactions in Shares:
Issuance of shares	1,010,000
Net increase	1,010,000

*	The Fund’s inception date was December 1, 2014. Prior to December 1, 2014, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Financial Highlights
Per share income and capital changes for a share outstanding throughout the period.

Period Ended March 31, 2015* (Unaudited)
Per Share Operating Performance:
Issuance of shares	$10.00

Change in net assets from operations:
Net investment loss	(0.14)
Net realized and unrealized gain on investments	0.51
Total change in net assets from operations	0.37

Net asset value, end of period	$10.37

Total return before incentive fees	4.61%[1]
Incentive fees	(0.91)%[1]
Total return after incentive fees	3.70%[1]

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,471
Ratio of expenses to average net assets
Before incentive fees and waiver	8.38%[2]
Incentive fees	2.76%[2]
Waiver	(6.08)%[2]
After incentive fees and waiver	5.06%[2]
After waiver but before incentive fee	2.30%[2]
Ratio of net investment loss to average net assets, before incentive fees	(1.39)%[2]
Ratio of net investment loss to average net assets, after incentive fees	(4.15)%[2]
Portfolio turnover rate	14.52%[1]

*	The Fund’s inception date was December 1, 2014. Prior to December 1, 2014, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

[1]	Not annualized for periods less than one year.

[2]	Annualized for periods less than one year, with the exception of non-recurring organizational costs.

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements
March 31, 2015 (Unaudited)

1.	ORGANIZATION

Corsair Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on June 19, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is managed by Corsair Capital Management, L.P. (the “Adviser”), a Delaware limited partnership that is registered under the Investment Advisers Act of 1940, as amended.

The Fund’s investment objective is to achieve capital appreciation. The Fund pursues this objective by investing its assets primarily in long and short positions in equity securities of U.S. and Canadian companies. The Fund commenced investment operations on December 1, 2014.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Securities Valuations

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees (“Board”).

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost.

If in the view of the Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2015 (Unaudited)

On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value pursuant to procedures adopted in good faith by the Board.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of a securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,135,008	$—	$—	$7,135,008
Mutual Funds	11,270	—	—	11,270
Short-Term Investments	3,415,818	—	—	3,415,818
Total Assets	$10,562,096	$—	$—	$10,562,096

As of March 31, 2015, the Fund did not hold any Level 2 or 3 securities. Transfers into and out of all Levels are represented by their balances as of the end of the reporting period. For the period ended March 31, 2015, there were no transfers among Levels.

(c)	Federal Income Taxes

The Fund intends to elect and to qualify each year to be treated as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. In order to so qualify, the Fund must meet certain requirements with respect to the sources of its income, the diversification of its assets and the distribution of its income. If the Fund qualifies as a regulated investment company, it will not be subject to federal income or excise tax on income it distributes in a timely manner to its shareholders in the form of investment company taxable income or net capital gain distributions.

At March 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$10,083,996
Gross unrealized appreciation	$546,156
Gross unrealized depreciation	(68,659)
Net unrealized appreciation on investments	$477,497

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2015 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(d)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund believes that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

3.	INVESTMENT ADVISORY TRANSACTIONS AND AGREEMENTS AND OTHER TRANSACTIONS

The Fund has entered into an investment management agreement with the Adviser. The Adviser is entitled to a management fee (the “Management Fee”), computed and payable monthly, in arrears, at an annual rate of 1.50% of the Fund’s net assets. The Management Fee is paid directly to the Adviser by the Fund. The Adviser has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses, but excluding Distribution and Shareholder Servicing Fees, expenses on securities sold short, interest, brokerage commissions and extraordinary expenses of the Fund), to the extent necessary to limit the ordinary operating expenses of each class of shares of the Fund to 2.25% per annum of the average monthly net assets of such class of shares (the “Expense Limitation”). The Expense Limitation Agreement is in effect until at least January 7, 2016.

For the period ended March 31, 2015, the Adviser waived management fees and absorbed other Fund expenses totaling $302,398. The Adviser is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At March 31, 2015, the amount of these potentially recoverable expenses was $302,398. The amount of recoverable expenses incurred by the fund and waived by the Adviser due to organizational expenses was $166,432.  The Adviser may recapture all or a portion of this amount no later than September 30, 2018.

The Fund also pays the Adviser an Incentive Fee in the event a Fiscal Period is triggered in connection with a share repurchase offer by the Fund, as described below. For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of shares of the Fund repurchased during the Fiscal Period (excluding shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal Period and not reinvested in additional shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of shares of the Fund issued during the Fiscal Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund). Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

“Fiscal Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period. (Upon termination of the Advisory Agreement, the Fund will pay the Incentive Fee to the Adviser as if the date of effectiveness of such termination is the end of the Fund’s fiscal year.) In the event that an Incentive Fee is payable with respect to a Fiscal Period that is not the Fund’s fiscal year-end due to the Fund’s share repurchases, the Incentive Fee will be determined as if the end of such Fiscal Period were the end of the Fund’s fiscal year, and only that portion of the Incentive Fee that is proportional to the Fund’s assets paid in respect of such share repurchases (not taking into account any proceeds from any contemporaneous issuance of shares of the Fund, by reinvestment of dividends and other distributions or otherwise) will be paid to the Adviser for such Fiscal Period. Since the Fund may conduct repurchase offers every month, Fiscal Periods could be triggered (and, therefore, a portion of the Incentive Fee, if any, would be payable to the Adviser) up to twelve times each fiscal year. For purposes of determining the Fund’s net asset value, the Incentive Fee is calculated and accrued daily as an expense of the Fund (as if each day is the end of the Fund’s fiscal year).

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2015 (Unaudited)

The Incentive Fee will be payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that will have an initial balance of zero upon commencement of the Fund’s operations and, thereafter, will be credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited with the amount of any net profits of the Fund for that Fiscal Period, as applicable. This is sometimes known as a “high water mark.”

Unlike a traditional high water mark incentive fee structure, the Incentive Fee is paid based on a loss carryforward account for the Fund as a whole and not loss carryforward accounts for each individual shareholder. This means that a shareholder is subject to the Incentive Fee as reflected in the net asset value of his or her shares, so long as the Fund did not have a positive balance in its loss carryforward account and had positive net profits at the end of a Fiscal Period. For example, if the Fund had positive performance for a Fiscal Period, but a shareholder invested in the Fund during a part of that Fiscal Period where the Fund had negative performance and the net asset value of his or her shares declined by the end of the Fiscal Period, then the shareholder would still be subject to the Incentive Fee reflected in the net asset value of the Fund’s shares (assuming the Fund did not have a positive balance in its loss carryforward account). In addition, when the Fund issues additional shares, the loss carryforward benefit to which the Fund (and thus existing shareholders) is entitled will be diluted, as the per-share amount of cumulative losses is reduced, even though the same dollar amount of cumulative losses exists. A shareholder’s per-share amount of cumulative losses in a traditional high water mark incentive fee structure would not suffer dilution upon the issuance of additional shares because there would be a loss carryforward account tracking that particular shareholder’s cumulative losses, and not the Fund’s as a whole.

The Fund incurred offering costs of $100,641 which are being amortized over a one-year period from December 1, 2014 (commencement of operations).

4.	ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average net assets, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

5.	INVESTMENT TRANSACTIONS

For the period ended March 31, 2015, total purchases and sales amounted to $7,590,097 and $953,363, respectively.

6.	INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

7.	RISK FACTORS

The Fund is subject to substantial risks, including general economic and market condition risks, liquidity risks and non-diversification risks. A further discussion of the risks associated with an investment in the Fund is provided in the Fund’s Prospectus and Statement of Additional Information.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2015 (Unaudited)

Risk of Equity Securities: The Fund primarily invests in publicly-traded “equity securities,” which, for these purposes, means common and preferred stocks (including initial public offerings or “IPOs”), convertible securities, stock options (covered call and put options), warrants and rights. Thus, the value of the Fund’s portfolio will be affected by daily movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund’s share price, which will fluctuate as the values of the Fund’s investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

General Economic and Market Conditions Risk: General economic or market conditions may adversely affect the investments made by the Fund. In addition, a downturn or contraction in the global economy or in the capital markets, or in certain industries or geographic regions thereof, may restrict the availability of suitable investment opportunities for the Fund and/or the opportunity to liquidate any such investments, each of which could prevent the Fund from meeting its investment objective. A general economic downturn could also result in the diminution or loss of the investments made by the Fund. At the same time, market conditions could also increase the number of shares requested for repurchase by the Fund.

Liquidity Risks: The Fund has no plans to list its shares on any securities exchange, and there is no assurance that any secondary market will develop for the Fund’s shares. Although the Fund may make monthly offers to repurchase its shares, a shareholder may not be able to liquidate its investment in the Fund within a timeframe suitable to that shareholder.

Non-Diversification: The Fund is a “non-diversified” investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the portion of the Fund’s assets that may be invested in the securities of any one issuer. The portfolio of the Fund may therefore be subject to greater risk than the portfolio of a similar fund that diversifies its investments.

8.	PERIODIC REPURCHASE OFFERS

In order to provide a limited degree of liquidity to shareholders, the Adviser expects to recommend that the Fund make offers to repurchase up to 10% of its outstanding shares as of the end of each calendar month at its then-current net asset value. The Fund’s Board of Trustees, in its discretion, must approve each such offer (including the amount of the offer). There can be no assurance that the Fund will make such repurchase offers, nor that shareholders tendering shares for repurchase in any offer will have all of their tendered shares repurchased by the Fund. For the period ended March 31, 2015, the Fund made no Repurchase Offers because the Fund’s only accepted investors were affiliates of the Adviser. The Fund expects the next repurchase offer to be effective as of June 30, 2015, provided that the Fund has accepted investors other than the Adviser or its affiliates as of a date at least 15 days prior to the effective date of the tender offer.

9.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Other Information (continued)
March 31, 2015 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the period ended June 30, 2015 no later than August 31, 2015. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-212-949-3000 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISORY AGREEMENT APPROVAL

At the initial meeting held in person on November 12, 2014, the Board of Trustees of Corsair Opportunity Fund (the “Board”) approved the investment advisory agreement between Corsair Opportunity Fund, a Delaware statutory trust (the “Fund”), and Corsair Capital Management, L.P., a Delaware limited partnership (the “Adviser”) (the “Advisory Agreement”), for an initial term of two years. Also, by a unanimous vote, the members of the Board (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Fund (the “Independent Trustees”) separately voted to approve the Advisory Agreement.

In considering whether to approve the Advisory Agreement, the Board reviewed various materials from Fund counsel and from the Adviser which included: (i) information concerning the services to be rendered to the Fund by the Adviser and the proposed fees to be paid by the Fund to the Adviser; (ii) information concerning the experience of the Adviser; (iii) information concerning the individuals who would be responsible for the day-to-day management and operation of the Fund’s assets; and (iv) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(A)	THE NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND.

The Trustees reviewed the proposed services that the Adviser would provide to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services that would be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, the proposed management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions to be entered into on behalf of the Fund. In this regard, the Board considered the extensive experience of the Adviser in managing funds and accounts with similar strategies to those of the Fund. The Board evaluated the relatively broad scope of services to be provided under the Advisory Agreement. In this connection, the Board noted that the Adviser would be providing, at its own expense, facilities necessary for the operation of the Fund and it would make personnel available to serve as the senior officers of the Fund, including the Chief Compliance Officer, the Chief Executive Officer and the Chief Financial Officer. The Board also considered representations regarding the adequacy of the Adviser’s financial condition and its financial wherewithal to provide quality services to the Fund. The Board found it was reasonable to expect that the Adviser would have adequate resources (including capital and personnel) so as to provide meaningful and appropriate support for its operations, including for purposes of its performance of its obligations and the provision of quality services to the Fund under the Advisory Agreement, and expressed satisfaction with the nature, extent and quality of services proposed to be provided thereunder.

(B)	INVESTMENT PERFORMANCE OF THE FUND AND ADVISER

In connection with the evaluation of the services to be provided by the Adviser, the Trustees generally reviewed the historical performance of Adviser. Since the Fund is newly formed, the Trustees focused their review on the investment performance of an investment vehicle managed by the Adviser, and in particular, Jay R. Petschek and Steven Major, the proposed portfolio managers of the Fund, with an investment program that is substantially the same as that of the Fund (the “Other Investment Vehicle”). The Trustees noted that the Other Investment Vehicle represented the longest track record available among all similarly managed accounts by the Adviser. The Trustees expressed satisfaction with the performance of the Other Investment Vehicle. The Trustees also considered that the Other Investment Vehicle is not registered under the 1940 Act and thus is not subject to certain investment limitations imposed by applicable securities laws which, if applicable, may have

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Other Information (continued)
March 31, 2015 (Unaudited)

adversely affected the Other Investment Vehicle’s performance. The Trustees also discussed the portfolio managers’ expertise in managing funds and other alternative investment pools, noting their years of experience employing long/short strategies. Based on the foregoing, the Trustees concluded that the Fund would be in a position to benefit from that expertise and receive high quality services.

(C)	COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUND

The Trustees reviewed the cost of services to be provided by the Adviser and the fees to be paid under the Advisory Agreement. The Board noted that under the proposed Advisory Agreement the Fund would pay the Adviser a fixed management fee of 1.50% and a performance-based incentive fee in an amount equal to 20% of the Fund’s net profits. The Board considered the mechanics of the incentive fee, noting that it would be paid at the close of the Fund’s fiscal year and each time the Fund conducts a share repurchase offer, although the fee paid in connection with a share repurchase offer would be limited to that portion of the incentive fee that is proportional to the Fund’s assets paid in respect of share repurchases (not taking into account any proceeds from any contemporaneous issuance of shares of the Fund by reinvestment of dividends and other distributions or otherwise). The Trustees further noted that the incentive fee will be calculated and accrued at least monthly as a liability of the Fund and thus will be reflected in the Fund’s net asset value on at least a monthly basis. The Trustees also considered information showing a comparison of the proposed advisory fees and expense ratio of the Fund compared with fees and expenses of other similar single manager, 1940 Act registered products (sold through the same channels as those contemplated for the Fund), as well as fees of other funds and accounts advised by the Adviser and which employ an investment strategy similar to that of the Fund. The Trustees noted that the proposed fees were in line with those of other registered funds in the peer group as well as the Other Investment Vehicle. The Trustees also noted that the Fund’s fee structure is similar to the asset based fee, plus “20” fee structure that is common for many hedge fund products, but that the universe of comparable continuously offered, closed-end registered funds which employ a long-short strategy and have a typical hedge fund fee structure is limited to only a small handful of funds. Based on its review, the Board concluded that the proposed level of the management fee and the incentive fee were fair and reasonable in light of the extent and quality of services that the Fund expects to receive.

The Trustees then considered the profits to be realized by the Adviser and its affiliates from the relationship with the Fund. Since the Fund is newly formed, the Trustees considered the estimated profitability to the Adviser from management of the Fund.

The Trustees concluded, based on the estimated data provided, that the profitability level would not be excessive.

(D)	THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Trustees noted that economies of scale are realized when a fund’s assets increase significantly. Because the Fund is newly formed and the eventual aggregate amount of Fund assets is uncertain, the Adviser was not able to provide the Trustees with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Trustees determined that they would revisit this issue after the initial two year term of the Advisory Agreement.

CONCLUSION

Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the proposed fee structure to be fair and reasonable in light of the services proposed to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees, including all of the Independent Trustees, approved the Advisory Agreement for the initial two-year term.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Other Information (continued)
March 31, 2015 (Unaudited)

PRIVACY POLICY

The Fund’s policy with respect to non-public personal information of individual investors, Shareholders and prospective investors who invest in the Fund applies to individuals only and is subject to change.

Each individual investor provides the Fund with his or her personal information, such as his or her address, social security number, assets and/or income information, (a) in the subscription application and related documents required by the Fund to subscribe for Shares, (b) in correspondence and conversations with the Fund and its representatives, and (c) through transactions in the Fund.

The Fund does not disclose any of this non-public personal information about its investors or prospective or former investors to anyone, other than to its affiliates, such as the Portfolio Manager, and the Fund’s accountants, attorneys, auditors, brokers, regulators and certain service providers, in such case, only as necessary to facilitate the acceptance and management of the investor’s account with the Fund and the Fund’s relationship with the investor. The Fund will also disclose information about an individual investor if the investor directs the Fund to do so, if compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation. For example, it may be necessary, under anti-money laundering and similar laws, to disclose information about an investor in order to accept subscriptions from the investor. The Fund may also disclose information an investor provides to the Fund to companies that perform marketing services on the Fund’s behalf, such as the Fund’s distributor and to third-party institutions with which the Fund engages in joint marketing. If such a disclosure is made, the Fund will require such third parties to treat the investor’s private information with confidentiality.

The Fund seeks to carefully safeguard individual investor private information and, to that end, restricts access to non-public personal information about investors to those employees and other persons who need to know the information to enable the Fund to provide services to the investor. The Fund maintains physical, electronic and procedural safeguards to protect individual investor non-public personal information.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)
366 Madison Avenue, 12th Floor
New York, New York 10017

Custodian
UMB Bank, N.A.
1010 Grand Blvd.
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Auditor
EisnerAmper LLP
750 Third Avenue
New York, NY 10017

Fund Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Item 2. Code of Ethics

The Registrant has adopted a code of ethics (the “Code”), as that term is defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. A copy of the Code is attached as an exhibit.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics as required by Item 2.

(2)
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Corsair Opportunity Fund

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	6/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	6/9/2015

By	/s/ Thomas Hess
Title	Thomas Hess, Principal Financial Officer

Date	6/9/2015